STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.7%
Australia - 2.6%
National Australia Bank	535,894		10,134,846
OZ Minerals	246,805		3,022,215
			13,157,061
Bermuda - 1.8%
Hiscox	771,561		8,855,469
China - 2.4%
Alibaba Group Holding	398,296	[a]	5,681,578
Ping An Insurance Group Company of China, Cl. H	920,000		6,367,900
			12,049,478
Denmark - 1.5%
Chr. Hansen Holding	52,686		3,843,825
Novozymes, Cl. B	58,956		3,550,181
			7,394,006
France - 11.2%
Air Liquide	51,056		6,900,823
AXA	229,199		5,208,510
Bureau Veritas	190,750		4,890,650
L'Oreal	19,943		6,890,456
LVMH	15,655		9,661,220
Sanofi	141,466		14,305,846
Vinci	93,343		8,385,980
			56,243,485
Germany - 3.5%
Bayer	80,902		4,806,672
Deutsche Post	109,794		4,113,470
SAP	93,560		8,523,565
			17,443,707
Hong Kong - 2.4%
AIA Group	1,084,512		11,912,443
India - .8%
Housing Development Finance	153,751		4,238,191
Ireland - 1.6%
CRH	228,444		7,907,146
Japan - 16.4%
Advantest	58,500		3,108,365
Ebara	143,000		5,359,915
FANUC	34,900		5,470,325
Pan Pacific International Holdings	614,000		9,803,534
Recruit Holdings	94,113		2,775,335

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.7% (continued)
Japan - 16.4% (continued)
Sony Group	220,400		18,011,929
Sugi Holdings	130,500		5,720,174
TechnoPro Holdings	738,800		14,814,205
Topcon	405,100		5,285,562
Toyota Industries	186,700		11,572,619
			81,921,963
Netherlands - 4.2%
Koninklijke Ahold Delhaize	350,969		9,146,859
Universal Music Group	582,311		11,765,120
			20,911,979
Norway - 2.1%
Mowi	211,892		4,834,250
TOMRA Systems	291,069		5,420,795
			10,255,045
South Korea - 1.4%
Samsung SDI	16,528		6,782,916
Sweden - .9%
Swedbank, Cl. A	339,739		4,298,362
Switzerland - 15.4%
Alcon	117,415		8,201,942
Lonza Group	9,802		5,226,661
Nestle	126,228		14,809,217
Novartis	179,880		15,216,389
Roche Holding	51,518		17,198,133
Zurich Insurance Group	37,895		16,493,947
			77,146,289
United Kingdom - 28.5%
Anglo American	234,104		8,358,662
Ashtead Group	63,382		2,658,905
AstraZeneca	133,550		17,505,968
BAE Systems	1,295,546		13,103,333
Barclays	8,377,657		15,684,275
BP	1,487,302		7,005,024
Croda International	58,889		4,644,014
Diageo	290,131		12,516,776
Informa	1,164,200	[a]	7,502,684
Linde	27,794		7,979,274
Natwest Group	1,560,673		4,151,642
Prudential	641,938		7,985,055
RELX	353,552		9,597,171
Shell	787,840		20,559,065
St. James's Place	250,576		3,367,722
			142,619,570
Total Common Stocks (cost $428,998,946)			483,137,110

	Preferred Dividend Yield (%)
Preferred Stocks - 1.3%
Germany - 1.3%
Volkswagen (cost $12,590,715)	5.90	48,829		6,520,380
	1-Day Yield (%)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,550,847)	1.48	7,550,847	[b]	7,550,847
Total Investments (cost $449,140,508)		99.5%		497,208,337
Cash and Receivables (Net)		.5%		2,749,493
Net Assets		100.0%		499,957,830

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Equity Fund

June 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
RBS Securities
Australian Dollar	22,209,665	Japanese Yen	23,635,433	7/14/2022	(1,425,768)
Australian Dollar	2,045,763,880	Japanese Yen	2,044,084,325	7/14/2022	1,679,555
State Street Bank and Trust Company
Australian Dollar	8,091,038	Swiss Franc	8,119,511	8/18/2022	(28,473)
Swiss Franc	5,592,991	Australian Dollar	5,555,783	8/18/2022	37,208
Swiss Franc	8,360,263	Australian Dollar	8,140,795	8/18/2022	219,468
Australian Dollar	5,330,429	Swiss Franc	5,592,991	8/18/2022	(262,562)
UBS Securities
Japanese Yen	125,840,633	Australian Dollar	125,889,161	7/14/2022	(48,528)
Japanese Yen	1,389,782	Australian Dollar	1,333,645	7/14/2022	56,137
Gross Unrealized Appreciation					1,992,368
Gross Unrealized Depreciation					(1,765,331)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	-	483,137,110	††	-	483,137,110
Equity Securities - Preferred Stocks	-	6,520,380	††	-	6,520,380
Investment Companies	7,550,847	-		-	7,550,847
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	1,992,368		-	1,992,368
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(1,765,331)		-	(1,765,331)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2022, accumulated net unrealized appreciation on investments was $48,067,829, consisting of $89,242,885 gross unrealized appreciation and $41,175,056 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.